Balance Sheets (Parenthetical) - ¥ / shares	Mar. 31, 2026	Mar. 31, 2025	Jan. 07, 2025
Statement of Financial Position [Abstract]
Ordinary share, par value	¥ 1.66667	¥ 1.66667	¥ 1.66667
Ordinary share, shares authorized	168,000,000	168,000,000	168,000,000
Ordinary share, shares issued	45,960,000	42,210,000	42,210,000
Ordinary share, shares, outstanding	45,960,000	42,210,000